11. FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Cash	$ 182,794	$ 518,196	$ 161,926
VAT receivables	36,666	43,176
Investments - available for sale	0	84,862
Other receivables	30,559	19,438
Funds held for optionees and accounts payable owed by optionees	$ 204,761	$ 127,970